Commitments (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Lease commitments
Total payment obligation	€ 3,126	€ 6,620
Rostock headquarters building | Not later than one year
Lease commitments
Future lease payments to be made	113	107
Rostock headquarters building | 1 - 5 years
Lease commitments
Future lease payments to be made	2,373	2,370
Rostock headquarters building | More than five years
Lease commitments
Future lease payments to be made	4,056	4,219
Office equipment and storage spaces | Not later than one year
Lease commitments
Future lease payments to be made	39	44
Office equipment and storage spaces | 1 - 5 years
Lease commitments
Future lease payments to be made	€ 40	€ 49